Financing Obligation (Tables)	12 Months Ended
Dec. 31, 2021
Financing Obligation [Abstract]
Schedule of Financing Obligation
The following tables summarizes the financing obligation and the presentation in our Consolidated Statements of Operations for the period presented:

	Year Ended December 31,
	2021	2020
	(in thousands)
Finance obligation:
Amortization of financing obligation assets	$433	$215
Interest on financing liabilities	1,076	475

Total financing liabilities	$1,509	$690

Schedule of Future Payments for Financing Obligations
The following table summarizes future financing obligation payments by fiscal year:

Finance Obligation
For the year ending December 31,
(in thousands)
2022	$1,479
2023	1,537
2024	1,591
2025	1,623
2026	1,655
Thereafter	26,597

Total financing obligation payments	34,482
Amount representing interest	(25,294)
Net financing obligation and asset at end of term	3,882

Total financing obligation	$13,070